Fair Value Measurement (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of fair value measurement [abstract]
Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on recurring basis in the consolidated statements of financial position:

			Fair value
	Level	Measurement	September 30, 2024	September 30, 2023
Derivative assets			40,713	31,708
Derivative assets not designated as hedging instruments	2	FVtPL	40,713	28,795
Derivative assets designated as hedging instruments	2	N/A	—	2,913
Derivative liabilities	2	FVtPL	625	6,925

Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings and Tax Receivable Liability Carried at Amortized Cost

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

	Level	Nominal value	Carrying value	Fair value
September 30, 2024
New Term Loan (EUR)	2	375,000	375,905	396,560
New Term Loan (USD)	2	160,772	159,870	169,363
Vendor Loan	2	208,305	212,121	216,322
Senior Notes	2	428,500	446,739	449,533

September 30, 2023
Original Term Loan (EUR)	2	375,000	368,701	348,426
Original Term Loan (USD)	2	781,315	730,855	694,889
Vendor Loan	2	299,560	305,048	235,687
Senior Notes	2	428,500	448,434	373,682

The following table presents the fair value and fair value hierarchy of the Company's Tax Receivable Liability carried at amortized cost:

	Level	Carrying value	Fair value
September 30, 2024
Tax receivable agreement liability	3	359,890	382,619